Thrivent Core Emerging Markets Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	71 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index - USD Net Returns(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	7.38%
None
Prospectus [Line Items]
Average Annual Return, Percent		33.47%	4.98%	7.26%
Performance Inception Date	Jan. 31, 2020
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		32.07%	3.54%	5.98%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		20.15%	3.35%	5.27%